Financial risk management - Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Level 2
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 10,372,477	₩ 5,055,531
Level 2 | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	1,081,218	1,071,475
Level 2 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	9,291,259	3,984,056
Level 2 | Borrowings
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 819,919	₩ 816,643
Significant unobservable inputs and range	Underlying asset price	Underlying asset price
Level 2 | Debt securities issued | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), NAV	Option model (*), NAV
Carrying value	₩ 261,299	₩ 254,832
Significant unobservable inputs and range	Discount rate, volatility	Discount rate, volatility
Level 2 | Trading | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*), Forward interest rate, DCF	Option model (*), Forward interest rate, DCF
Carrying value	₩ 8,476,885	₩ 3,369,771
Significant unobservable inputs and range	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Level 2 | Hedging | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 814,374	₩ 614,285
Level 3
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	7,883,809	7,733,034
Level 3 | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 744,552	₩ 1,007,782
Level 3 | Equity and foreign exchange related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 181,858	₩ 468,611
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Equity related | Financial liabilities designated at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Valuation technique	Option model (*1)	Option model (*1)
Carrying value	₩ 7,139,257	₩ 6,725,252
Significant unobservable inputs and range	The volatility of the underlying asset and Correlations	The volatility of the underlying asset and Correlations
Level 3 | Interest rates related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 428,049	₩ 445,572
Significant unobservable inputs and range	The volatility of the underlying asset, Regression coefficient and Correlations	The volatility of the underlying asset, Regression coefficient and Correlations
Level 3 | Credit and commodity related | Derivative liabilities
Valuation techniques and inputs used in measuring the fair value of financial liabilities classified as level 2 & 3 [Line Items]
Carrying value	₩ 134,645	₩ 93,599
Significant unobservable inputs and range	The volatility of the underlying asset, Correlations and Hazard Rate	The volatility of the underlying asset, Correlations and Hazard Rate